Ally Master Owner Trust
Monthly Servicing Report
February 16, 2021

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of January 31, 2021

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$5,894,361,734.28	155,997	$37,785.10	69.94%
Used Auto	$543,429,237.14	27,379	$19,848.40	6.45%
Medium Duty Trucks	$11,884,323.20	289	$41,122.23	0.14%
Less Dealer Reserve	$1,513,476,790.68
Total	$4,936,198,503.94	183,665		76.53%

Ally Bank Retained Receivables
New Auto	$646,791,554.11	13,822	$46,794.35	7.67%
Used Auto	$1,293,821,727.62	54,883	$23,574.18	15.35%
Medium Duty Trucks	$346,204.50	11	$31,473.14	0.00%
DPP	$29,645,052.78	859	$34,511.12	0.35%
Other	$7,597,638.39	65	$116,886.74	0.09%
Total	$1,978,202,177.40	69,640		23.47%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$6,914,400,681.34	253,305		100.00%
Dealer Reserve	$1,513,476,790.68
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$8,427,877,472.02	253,305		100.00%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$5,462,689,874.49	1,351	64.82%
Limited	Eligible	$984,300,328.56	199	11.68%
Programmed	Eligible	$2,685,091.57	3	0.03%
No-Credit	Eligible	$0.00	0	0.00%
Satisfactory	Ineligible	$1,558,997,930.74	N/A	18.50%
Limited	Ineligible	$418,053,867.02	N/A	4.96%
Programmed	Ineligible	$1,150,379.64	N/A	0.01%
No-Credit	Ineligible	$0.00	N/A	0.00%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$8,427,877,472.02	1,553	100.00%

			# of	% of Total
			Dealers	Pool
Total Pool Balance by Age Distribution
1-120 Days		$7,062,128,856.94	210,079	83.79%
121-180 Days		$787,886,748.53	25,252	9.35%
181-270 Days		$276,287,475.75	8,726	3.28%
Over 270 Days		$301,574,390.80	9,248	3.58%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$8,427,877,472.02	253,305	100.00%

Asset Representation Review Trigger ("ARR Trigger")1
Ally Bank Portfolio2
	Current Month
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	2,952	13,617,242	74.08%
L…………………………………....	972	4,697,499	25.56%
P……………………………………	58	65,768	0.36%
N …………………………………..	2	598	—%
Total ……………………………….	3,984	18,381,108	100.00%

	Month 2
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	2,939	14,610,767	74.03%
L…………………………………....	1,002	5,051,830	25.60%
P……………………………………	55	72,536	0.37%
N …………………………………..	2	845	—%
Total ……………………………….	3,998	19,735,978	100.00%

	Month 3
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	2,943	14,255,822	73.71%
L…………………………………....	1,036	5,018,477	25.95%
P……………………………………	63	64,988	0.34%
N …………………………………..	2	999	0.01%
Total ……………………………….	4,044	19,340,286	100.00%
Notes:
1. Asset Representation Review Trigger ("ARR Trigger") only pertains to AMOT Series issued after November 23, 2015.
2. There were no delinquencies or losses in period.
3. This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security.
The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.